Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories
Schedule of Inventory Components and Movement in the Provision

	As of December 31,
In thousands of EUR	2019	2020
Merchandise available for sale	11,176	7,945
Less: Provision for slow moving and obsolete inventories	(1,180)	(1,242)
Total Inventories	9,996	6,703

In thousands of EUR	Inventories Provision
Balance as of January 1, 2019	1,162
Additions	886
Reversal	(611)
Use of provision	(317)
Effect of translation	60
Balance as of December 31, 2019	1,180
Additions	849
Reversal	(378)
Use of provision	(343)
Effect of translation	(66)
Balance as of December 31, 2020	1,242